CONSOLIDATED BALANCE SHEETS	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 4,857,661	¥ 31,696,237	¥ 10,113,141
Accounts receivable, net of allowance for doubtful accounts of RMB1,319,331 and RMB233,213 as of December 31, 2019 and 2020, respectively	457	2,981	110,437
Advances to suppliers	4,249	27,725	11,246,608
Prepayments and other current assets, net of allowance for doubtful accounts of RMB5,343,427 and RMB 6,619,312 as of December 31, 2019and 2020, respectively	1,510,416	9,855,467	8,848,534
Amounts due from related parties	112,292	732,705	758,761
Assets classified as held-for-sale	0	0	123,390,350
Total current assets	6,485,075	42,315,115	154,467,831
Investments			10,000,000
Property, equipment and software, net	149,747	977,102	1,218,521
Operating lease right-of-use assets	789,133	5,149,090	9,257,604
Other long-lived assets, net	0	0	6,515,200
TOTAL ASSETS	7,423,955	48,441,307	181,459,156
Current liabilities:
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to the Group of nil as of both December 31, 2019 and 2020)			117,526,089
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB5,640,424 and RMB5,133,008 as of December 31, 2019 and 2020, respectively)	5,455,543	35,597,417	38,232,425
Other taxes payable (including other taxes payable of the consolidated VIEs without recourse to the Group of RMB1,391,227 and RMB1,416,209 as of December 31, 2019 and 2020, respectively)	198,226	1,293,423	1,203,644
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB64,335,073and RMB15,005,074 as of December 31, 2019and 2020, respectively)	5,825,593	38,011,992	39,527,778
Other advances (including other advances of the consolidated VIEs without recourse to the Group of RMB49,300,000 and nil as of December 31, 2019 and 2020, respectively)			56,276,200
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of RMB59,306,848 and RMB52,987,306 as of December 31, 2019 and 2020, respectively)	4,637,278	30,258,237	74,379,529
Refund of game points (including refund of game points of the consolidated VIEs without recourse to the Group of RMB169,998,682 as of both December 31, 2019 and 2020)	26,053,438	169,998,682	169,998,682
Warrants (including warrants of consolidated VIEs without recourse to the Group of nil as of both December 31, 2019 and 2020)	284,285	1,854,957	198,600
Convertible notes (including convertible notes of consolidated VIEs without recourse to the Group of nil as of both December 31, 2019 and 2020)			414,127,908
Interest payable (including interest payable of consolidated VIEs without recourse to the Group of nil as of both December 31, 2019 and 2020)			5,371,931
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB71,176,256 and RMB62,130,247as of December 31, 2019 and 2020, respectively)	12,807,795	83,570,873	93,140,843
Operating lease liabilities-current portion	580,415	3,787,210	3,407,670
Liabilities directly associated with assets held-for-sale	0	0	44,691,296
Total current liabilities	55,842,573	364,372,791	1,058,082,595
Non-current portion of operating lease liabilities of the consolidated VIE without recourse to the Group (including operating lease liabilities of consolidated VIEs without recourse to the Group of RMB18,287 and nil as of December 31, 2019 and 2020, respectively)	377,700	2,464,495	6,251,705
TOTAL LIABILITIES	56,220,273	366,837,286	1,064,334,300
Commitments and contingencies (Note 29)
Redeemable noncontrolling interest (Note 27)	53,493,724	349,046,548	349,046,548
SHAREHOLDERS' EQUITY (DEFICIT):
Additional paid-in capital	413,143,757	2,695,763,016	2,539,552,478
Statutory reserves	1,122,844	7,326,560	28,071,982
Accumulated other comprehensive loss	(2,556,046)	(16,678,203)	(3,777,952)
Accumulated deficit	(458,578,915)	(2,992,227,421)	(3,410,856,231)
The9 Limited shareholders' deficit	(44,094,750)	(287,718,247)	(839,039,915)
Noncontrolling interest	(58,195,292)	(379,724,280)	(392,881,777)
Total shareholders' deficit	(102,290,042)	(667,442,527)	(1,231,921,692)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	7,423,955	48,441,307	181,459,156
Class A Ordinary Shares
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares	2,635,565	17,197,060	7,321,099
Class B ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares	$ 138,045	¥ 900,741	¥ 648,709